Exhibit 99.1

Payment Date:	12/23/2014	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	1/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	8/23/2022

Note Payment Detail

in Dollars

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Amount	Total	Class Balance

Class A-1	36163N AA4	0.20000%	178,400,000.00	54,042,485.17	20,842,061.27	8,706.84	20,850,768.11	33,200,423.90

Class A-2	36163N AB2	0.55000%	217,000,000.00	217,000,000.00	0.00	99,458.33	99,458.33	217,000,000.00

Class A-3	36163N AC0	0.97000%	217,000,000.00	217,000,000.00	0.00	175,408.33	175,408.33	217,000,000.00

Class A-4	36163N AD8	1.48000%	88,500,000.00	88,500,000.00	0.00	109,150.00	109,150.00	88,500,000.00

Class B	36163N AE6	1.90000%	15,000,000.00	15,000,000.00	0.00	23,750.00	23,750.00	15,000,000.00

Class C	36163N AF3	2.06000%	11,000,000.00	11,000,000.00	0.00	18,883.33	18,883.33	11,000,000.00

TOTALS			726,900,000.00	602,542,485.17	20,842,061.27	435,356.83	21,277,418.10	581,700,423.90

Factor Information per $1,000 of Original Face Value

		Beginning				Ending Principal
Class	CUSIP	Principal Factor	Principal	Interest	Total	Factor

Class A-1	36163N AA4	302.9287285	116.8276977	0.0488052	116.8765029	186.1010308

Class A-2	36163N AB2	1000.0000000	0.0000000	0.4583333	0.4583333	1000.0000000

Class A-3	36163N AC0	1000.0000000	0.0000000	0.8083333	0.8083333	1000.0000000

Class A-4	36163N AD8	1000.0000000	0.0000000	1.2333333	1.2333333	1000.0000000

Class B	36163N AE6	1000.0000000	0.0000000	1.5833333	1.5833333	1000.0000000

Class C	36163N AF3	1000.0000000	0.0000000	1.7166664	1.7166664	1000.0000000

TOTALS		828.9207390	28.6725289	0.5989226	29.2714515	800.2482101

Factor Information per $1,000 of Original Face Value - Fees

Servicing Fee	0.5791323
Servicer Advances	0.0000000
Administration Fees	0.0003439

1

Payment Date:	12/23/2014	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	1/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	8/23/2022

Funding of the Collection Account

(i)	Principal Payments Received on Loans	17,349,307.69

(ii)	Interest Payments Received on Loans	2,347,751.08

(iii)	Payments Received on Leases	3,010,643.17

(iv)	Recoveries	0.00

(v)	Purchase Amount of Receivables and related Equipment that became Purchased Assets in the current Collection Period pursuant to Section 7.2(b) of the Receivables Purchase and Sale Agreement or Section 2.1 and Section 3.1 of the Limited Removal and Clean-up Call Agreement	0.00

(vi)	Investment Earnings	1,097.11

(vii)	Servicing Advances	0.00

(viii)	Available Amounts	22,708,799.05

(ix)	Draws on the Reserve Account	0.00

(x)	Total Cash Available in the Collection Account	22,708,799.05

2

Payment Date:	12/23/2014	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	1/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	8/23/2022

Permitted Withdrawals from Collection Account

	Total Cash Available in the Collection Account		22,708,799.05

(i)	Amounts deposited in error		0.00

(ii)	Servicing Fee
	Previously accrued but unpaid	0.00
	Current period accrued	420,971.29
	Total amount due	420,971.29
	Total amount paid	420,971.29
	Closing accrued but unpaid	0.00

	Total Servicing Fee Paid		420,971.29

(iii)	Reimbursement of Servicing Advances		0.00

	Total of Permitted Withdrawals		420,971.29

	Total funds in the Note Distribution Account available for distribution		22,287,827.76

3

Payment Date:	12/23/2014	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	1/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	8/23/2022

Payments from the Note Distribution Account

1.	Trustee Fees and Expenses Paid	500.00

2.	Administration Fee Paid	250.00

3.	Class A Note Interest Payment	392,723.50

4.	Class A Note Principal where Class A Note balance exceeds Aggregate Receivable Value	0.00

5.	Class B Note Interest Payment	23,750.00

6.	Class A & B Note Principal where Class A & B Note balance exceeds Aggregate Receivable Value	0.00

7.	Class C Note Interest Payment	18,883.33

8.	Principal Payments on the Notes

	(i) Class A Note Principal	19,832,401.60
	(ii) Class B Note Principal	0.00
	(iii) Class C Note Principal	0.00

9.	50% of Excess Spread Amount as Principal on Notes	1,009,659.67

10.	Deposit to the Reserve Account, if any	0.00

11.	Previously unpaid trustee fees and expenses	0.00

12.	Released to Issuer	1,009,659.66

4

Payment Date:	12/23/2014	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	1/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	8/23/2022

Note Interest Payment Amounts

Class A-1 Interest Payment Amount

Interest Payment Due	8,706.84
Interest Paid	8,706.84
Cumulative Interest Shortfall Amount	0.00

Class A-2 Interest Payment Amount

Interest Payment Due	99,458.33
Interest Paid	99,458.33
Cumulative Interest Shortfall Amount	0.00

Class A-3 Interest Payment Amount

Interest Payment Due	175,408.33
Interest Paid	175,408.33
Cumulative Interest Shortfall Amount	0.00

Class A-4 Interest Payment Amount

Interest Payment Due	109,150.00
Interest Paid	109,150.00
Cumulative Interest Shortfall Amount	0.00

Class B Interest Payment Amount

Interest Payment Due	23,750.00
Interest Paid	23,750.00
Cumulative Interest Shortfall Amount	0.00

Class C Interest Payment Amount

Interest Payment Due	18,883.33
Interest Paid	18,883.33
Cumulative Interest Shortfall Amount	0.00

5

Payment Date:	12/23/2014	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	1/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	8/23/2022

Note Principal Payment Amounts

Class A-1 Principal Payment Amount
Class A-1 Principal Due	19,832,401.60
Class A-1 Principal Paid	19,832,401.60
Class A-1 Reallocated Principal Paid	0.00
Class A-1 Turbo Principal Paid	1,009,659.67
Class A-1 Total Principal Payment Amount		20,842,061.27

Class A-2 Principal Payment Amount
Class A-2 Principal Due	0.00
Class A-2 Principal Paid	0.00
Class A-2 Reallocated Principal Paid	0.00
Class A-2 Turbo Principal Paid	0.00
Class A-2 Total Principal Payment Amount		0.00

Class A-3 Principal Payment Amount
Class A-3 Principal Due	0.00
Class A-3 Principal Paid	0.00
Class A-3 Reallocated Principal Paid	0.00
Class A-3 Turbo Principal Paid	0.00
Class A-3 Total Principal Payment Amount		0.00

Class A-4 Principal Payment Amount
Class A-4 Principal Due	0.00
Class A-4 Principal Paid	0.00
Class A-4 Reallocated Principal Paid	0.00
Class A-4 Turbo Principal Paid	0.00
Class A-4 Total Principal Payment Amount		0.00

Class B Principal Payment Amount
Class B Principal Due	0.00
Class B Principal Paid	0.00
Class B Reallocated Principal Paid	0.00
Class B Turbo Principal Paid	0.00
Class B Total Principal Payment Amount		0.00

Class C Principal Payment Amount
Class C Principal Due	0.00
Class C Principal Paid	0.00
Class C Turbo Principal Paid	0.00
Class C Total Principal Payment Amount		0.00

6

Payment Date:	12/23/2014	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	1/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	8/23/2022

Reserve Account

			% of	% of
			Current Balance	Original Balance

Initial Reserve Account Deposit		9,878,964.81	1.51%	1.25%

Required Reserve Account Amount

Initial Aggregate Receivable Balance	790,317,184.57

Required Reserve Account Amount		15,806,343.69	2.42%	2.00%

Opening Reserve Account Balance		15,806,343.69	2.42%	2.00%
Withdrawals from the Reserve Account		0.00	0.00%	0.00%
Available Reserve Account Amount		15,806,343.69	2.42%	2.00%

Deposits to the Reserve Account		0.00	0.00%	0.00%

Releases from the Reserve Account		0.00	0.00%	0.00%

Ending Reserve Account Balance		15,806,343.69	2.42%	2.00%

Ending Reserve Account Deficiency		0.00	0.00%	0.00%

Please note Reserve Account Investment Earnings of  944.62 have been deposited into Collections

7

Payment Date:	12/23/2014	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	1/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	8/23/2022

Collateral Activity

Beginning Aggregate Receivable Balance	673,554,069.35	Overcollateralization:
Principal Collections on Loans	17,349,307.69	Ending Aggregate Receivable Balance	653,721,667.75
Lease Value Payments	2,445,046.51	Ending Outstanding Principal Balance of Notes	581,700,423.90
Gross Charge-offs	30,538.96	Ending Overcollateralization Amount	72,021,243.85
Total Repurchased Contracts	0.00
Adjustments	7,508.44
Ending Aggregate Receivable Balance	653,721,667.75

Residual Realization

	Current Month			Cumulative

Book Residual *		757,237.72	Book Residual		757,237.72
Residual Realization *		779,732.40	Residual Realization		779,732.40
Residual Realization Percentage		102.97%	Residual Realization Percentage		102.97%

*In the periods ended August 31, 2014 and October 31, 2014, the issuer disposed of residuals with respective book values of $8,826.49 and $707,461.23 and realized respective proceeds of $12,010.43 and $715,636.16. The reporting of these residual dispositions was omitted from the monthly report for the related period and from the reports of cumulative residual dispositions and proceeds in each report following August 31, 2014. The cash proceeds of these dispositions were correctly reported and distributed in each case. The Actual Cumulative residual dispositions and proceeds set forth in this report correctly reflect these dispositions and those occurring in November, 2014.

Aging Summary

	Number of Accounts	Aggregate Receivable Value
Current	6,033	651,244,288.22
31 - 60 Days Past Due	26	2,346,387.52
61 - 90 Days Past Due	2	65,544.40
91 - 120 Days Past Due	0	0.00
121 - 150 Days Past Due	0	0.00
151 - 180 Days Past Due	1	33,083.19
181 or more Days Past Due	1	32,364.42
Total	6,063	653,721,667.75

Other Pool Activity

	Beginning	Current Period	Cumulative	Cumulative %

Defaulted Receivables (at the time Receivables became defaulted)	245,446.45	105,288.96	350,735.41	0.0444%

Charge-offs	79,437.92	30,538.96	109,976.88	0.0139%

Recoveries	0.00	0.00	0.00	0.0000%

8

Payment Date:	12/23/2014	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	1/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	8/23/2022

Historical Detail

Aging Summary

Payment	31-60 Days		61-90 Days		91-120 Days		121-150 Days		151-180 Days		181 + Days		Total
Date	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance

12/23/2014	26		2		0		0		1		1		30
		2,346,387.52		65,544.40		0.00		0.00		33,083.19		32,364.42		2,477,379.53

11/24/2014	104		0		3		1		1		0		109
		9,510,221.69		0.00		439,351.57		33,083.19		32,364.42		0.00		10,015,020.87

10/23/2014	14		5		1		0		0		0		20
		763,844.70		153,190.86		32,364.42		0.00		0.00		0.00		949,399.98

09/23/2014	1		8		1		0		0		0		10
		41,398.00		312,434.74		32,364.42		0.00		0.00		0.00		386,197.16

08/25/2014	51		4		0		0		0		0		55
		4,605,411.31		222,034.68		0.00		0.00		0.00		0.00		4,827,445.99

07/23/2014	8		0		0		0		0		0		8
		1,225,180.82		0.00		0.00		0.00		0.00		0.00		1,225,180.82

9

Payment Date:	12/23/2014	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	1/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	8/23/2022

Historical Detail

Performance Data

Payment	Defaulted			Purchased	Aggregate Receivable	Ending	Lifetime
Date	Receivables	Charge-offs	Recoveries	Amounts	Value	Overcollateralization	CPR

12/23/2014	350,735.41	109,976.88	0.00	392,348.12	653,721,667.75	72,021,243.85	9.17%

11/24/2014	245,446.45	79,437.92	0.00	392,348.12	673,554,069.35	71,011,584.18	9.30%

10/23/2014	151,082.00	47,198.68	0.00	150,195.99	695,396,255.41	69,657,012.24	8.91%

09/23/2014	151,082.00	47,198.68	0.00	150,195.99	711,891,545.98	68,534,619.09	10.43%

08/25/2014	0.00	0.00	0.00	150,195.99	726,722,005.50	67,460,841.77	13.62%

07/23/2014	0.00	0.00	0.00	88,891.40	758,074,987.46	66,088,236.94	8.21%

- Values above represent cumulative amounts as of the corresponding Payment Date

10

Payment Date:	12/23/2014	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	1/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	8/23/2022

Repurchases

	Repurchase Date	Account Number	Purchase Price

Purchase Amount of Receivables determined by Issuer to
be ineligible in accordance with 7.2(b) of the Receivable
Purchase and Sale Agreement

	06/30/2014	V7800910001	88,891.40
	07/31/2014	V7799522001	61,304.59

	10/31/2014	V8464133003	10,662.89
	10/31/2014	V8470135001	152,563.58
	10/31/2014	V8470834001	78,925.65

Cumulative Repurchase Amount			392,348.12

11

Payment Date:	12/23/2014	GE Equipment Transportation LLC
Closing Date:	6/18/2014	SERIES 2014-1
Next Payment Date:	1/23/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	8/23/2022

Top Obligor Information
Obligor Name	Net Receivable Balance
Obligor 1	10,848,847.23
Obligor 2	10,539,985.45
Obligor 3	10,446,881.38
Obligor 4	8,378,134.90
Obligor 5	6,934,100.96
Obligor 6	6,876,159.88
Obligor 7	6,571,884.54
Obligor 8	5,765,520.56
Obligor 9	5,246,022.14
Obligor 10	4,926,525.78
Obligor 11	4,749,217.45
Obligor 12	4,651,901.72
Obligor 13	3,674,883.37
Obligor 14	3,335,148.11
Obligor 15	2,898,834.75
Obligor 16	2,879,793.02
Obligor 17	2,799,988.63
Obligor 18	2,616,694.25
Obligor 19	2,454,270.69
Obligor 20	2,441,987.59

12